Summary of Stock Option Activity (Detail) - Employee Stock Option - $ / shares	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Options Outstanding Number of Shares
Outstanding at beginning of period	1,626,582
Granted	256,191
Exercised	(93,168)
Forfeited	(9,765)
Outstanding at end of period	1,779,840
Exercisable at end of period	886,188
Weighted Average Exercise Price
Outstanding at beginning of period	$ 34.87
Granted	69.61
Exercised	23.10
Forfeited	22.48
Outstanding at end of period	40.55
Exercisable at end of period	28.36
Weighted Average Fair Value
Outstanding at beginning of period	11.94
Granted	20.10	$ 19.75
Exercised	9.35
Forfeited	9.57
Outstanding at end of period	13.26
Exercisable at end of period	$ 10.41
Weighted Average Remaining Contractual Life
Outstanding at end of period	4 years 9 months 29 days
Exercisable at end of period	3 years 6 months